INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,725	$ 188
Accumulated Amortization	(106)	(9)
Total amortization expense	1,619	179
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	1,796	244
Accumulated Amortization	(106)	(9)
Net Carrying Amount	1,690	235
Insurance licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	71	56
Distributor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,466	28
Accumulated Amortization	(43)	0
Total amortization expense	1,423	28
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(43)	0
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	71	24
Accumulated Amortization	(9)	(2)
Total amortization expense	62	22
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(9)	(2)
Unpaid claims reserve intangible asset
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	103	104
Accumulated Amortization	(37)	(5)
Total amortization expense	66	99
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(37)	(5)
Software and other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	85	32
Accumulated Amortization	(17)	(2)
Total amortization expense	68	30
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (17)	$ (2)